Us Foods Holding Corp. Condensed Financial Information (Tables)	12 Months Ended
Jan. 02, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet

Condensed Parent Company Balance Sheets

(In thousands)

	January 2, 2016	December 27, 2014
Assets
Cash and cash equivalents	$300,241	$—
Deferred income taxes	5,400	—
Investment in subsidiary	1,613,851	1,664,716

Total Assets	$1,919,492	$1,664,716

Liabilities and Equity
Intercompany payable	$7,193	$—
Accrued expenses other liabilities	681	—

Total Liabilities	7,874	—

Commitments and contingencies
Redeemable common stock	38,441	42,684

Shareholders’ Equity
Common stock, $.01 par value—600,000 shares authorized	1,667	1,667
Additional paid-in capital	2,292,142	2,292,178
Accumulated deficit	(346,254)	(513,772)
Accumulated other comprehensive loss	(74,378)	(158,041)

Total shareholders’ equity	1,873,177	1,622,032

Total Liabilities and Equity	$1,919,492	$1,664,716

Schedule of Condensed Statement of Comprehensive Income (Loss)

Condensed Parent Company Statements of Comprehensive Income (Loss)

(In thousands)

	Fiscal Years Ended
	January 2, 2016	December 27, 2014	December 28, 2013
Acquisition termination fee	$300,000	$—	$—
Interest income	241	—	—

Income before income taxes	300,241	—	—
Income tax provision	34,340	—	—

Income before equity in net loss of subsidiary	265,901	—	—
Equity in net loss of subsidiary	(98,383)	(72,914)	(57,206)

Net income (loss)	167,518	(72,914)	(57,206)
Other comprehensive income (loss)
Changes in retirement benefit obligations, net of income tax	83,663	(155,362)	122,963
Changes in interest rate swap derivative, net of income tax	—	—	542

Comprehensive income (loss)	$251,181	$(228,276)	$66,299

Schedule of Condensed Statement of Cash Flows

Condensed Parent Company Statement of Cash Flows

(In thousands)

Fiscal Year Ended January 2, 2016
Cash flows from operating activities:
Net income	$167,518
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in net loss of subsidiary	98,383
Deferred income tax provision	27,084
Changes in operating assets and liabilities:
Increase in intercompany payable	7,193
Increase in accrued expenses	63

Net increase in cash and cash equivalents	300,241
Cash and cash equivalents—Beginning of year	—

Cash and cash equivalents—End of year	$300,241